SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - Spetner Associates Inc [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
	$ 254,610	$ 254,610
Less: accumulated depreciation	(237,513)	(227,255)
Net book value	17,097	27,355
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
	144,505	144,505
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
	10,819	10,819
IT Equipment [Member]
Property, Plant and Equipment [Line Items]
	47,996	47,996
Automobile [Member]
Property, Plant and Equipment [Line Items]
	$ 51,290	$ 51,290